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                              ING SERIES FUND, INC.

                    Supplement Dated October 13, 2005 to the

    ING Domestic Equity and Income Funds, ING Domestic Equity Growth Funds, ING Domestic Equity Index Funds, ING Domestic Equity Value Fund, and ING
                           Strategic Allocation Funds
             Classes A, B and C Prospectus dated September 30, 2005

                             ING Fixed Income Funds
                Classes A, B and C Prospectus dated July 29, 2005

            ING Global Equity Fund and ING International Equity Fund
                Classes A, B and C Prospectus dated March 1, 2005

                         ING Index Plus Protection Fund
                 Classes A and B Prospectus dated March 1, 2002


         Effective immediately, the following four counties located in Alabama are added to the supplements dated September 14, 2005 and September 30, 2005 regarding the waiver of Contingent Deferred Sales Charges for those affected by the recent hurricanes:

Greene, Hale, Pickens, and Tuscaloosa.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE